TAXATION - Composition of income tax expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)
TAXATION
Current income tax expenses	$ 396,512		$ 137,939	$ 13,858
Deferred income tax expenses	(21,431)		(13,146)	(1,572)
Income tax expenses	$ 375,081	$ 48,090	$ 124,793	$ 12,286